Deposits and obligations	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Deposits and obligations
11.	Deposits and obligations

(a)	This caption is made up as follows:

	2019	2018
	S/(000)	S/(000)
Time deposits (d)	13,053,033	11,074,316
Demand deposits	11,716,035	10,109,492
Saving deposits	11,384,876	10,728,257
Compensation for service time	1,933,052	1,763,826
Other obligations	6,228	6,059

Total	38,093,224	33,681,950

(b)	Interest rates applied to deposits and obligations are determined based on the market interest rates.

(c)	As of December 31, 2019 and 2018, approximately S/10,725,904,000 and S/9,734,215,000, respectively, of deposits and obligations are covered by the Peruvian Deposit Insurance Fund.

(d)	The table below presents the balance of time deposits classified by maturity as of December 31, 2019 and 2018:

	2019	2018
	S/(000)	S/(000)
Up to 1 month	4,698,615	3,779,198
From 1 to 3 months	2,171,194	2,219,826
From 3 months to 1 year	5,235,906	4,176,935
From 1 to 5 years	812,719	783,575
Over 5 years	134,599	114,782

Total	13,053,033	11,074,316